NOTE 4 - INCOME TAXES	12 Months Ended
Mar. 31, 2021
A B T I Pharma [Member]
NOTE 4 - INCOME TAXES

NOTE 4 - INCOME TAXES

The Company follows ASC 740. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry-forwards. No net provision for refundable income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carry-forward has been recognized, as it is not deemed likely to be realized.

The provisions for income tax, consist of the following:

March 31, 2021
Net Operating Loss carryforward	$65,176
Valuation allowance	(65,176)
Net deferred tax asset	$—

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets are as follows:

	March 31, 2021	March 31, 2020
Net Operating Profit	$(343,033)	$—
Effective tax rate	19%	—
Income Tax expense	(65,176)	—
Less: valuation allowance	65,176	—
Income Tax Expense	$—	$—

A valuation allowance has been established for our tax assets as their use is dependent on the generation of sufficient future taxable income, which cannot be predicted at this time. As of March 31, 2021, we had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. No interest and penalties have been recognized by us to date. Our net operating loss carryforwards are subject to review and possible adjustment by HM Revenue & Customs. Tax returns for the years ended 2019 through 2021 are subject to review.